ACQUISITIONS - Aggregate purchase consideration (Details) - O3 Mining Inc $ in Thousands, $ in Millions	Mar. 18, 2025 USD ($)	Feb. 03, 2025 CAD ($)	Jan. 23, 2025 CAD ($)
ACQUISITIONS
Cash paid for acquisition	$ 138,272
Total purchase price to allocate	$ 138,272	$ 191.7	$ 184.4